UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-04413

Exact name of registrant as specified in charter: Delaware Group® Equity Funds IV

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: September 30, 2011

Item 1. Reports to Stockholders

Annual report Delaware Global Real Estate Securities Fund (formerly, Delaware Macquarie Global Real Estate Fund) September 30, 2011 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Global Real Estate Securities Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Global Real Estate Securities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/country and sector allocations	10
Statement of net assets	11
Statement of assets and liabilities	17
Statement of operations	18
Statements of changes in net assets	20
Financial highlights	22
Notes to financial statements	28
Report of independent registered
public accounting firm	40
Other Fund information	41
Board of trustees/directors and
officers addendum	46
About the organization	56

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Global Real Estate Securities Fund	October 11, 2011

Performance preview (for the year ended September 30, 2011)
Delaware Global Real Estate Securities Fund (Class A shares)	1-year return	-6.17%
FTSE EPRA/NAREIT Developed Index (benchmark)	1-year return	-6.88%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Global Real Estate Securities Fund, please see the table on page 4. The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Effective at the end of the business day Nov. 3, 2010, Delaware Management Company reassumed management of the Fund from Macquarie Capital Investment Management LLC. In connection with this change, the Fund’s investment strategies and management have reverted to those described in the current prospectus. A prospectus may be obtained by calling 800 523-1918.

Global real estate securities prices generally trended upward from the start of the Fund’s fiscal year in October 2010 through early July 2011. The market backdrop turned negative later that month, however, and deteriorated sharply in August and September 2011. Various factors weighed on real estate securities during that time, from worsening fears about the debt-related problems in Europe to political battles in Washington D.C. concerning government spending and the lifting of the federal debt ceiling. These battles culminated in rating agency Standard & Poor’s downgrading U.S. government debt in early August, from the highest rating of AAA to AA+.

A number of emerging markets such as China, Hong Kong, and Singapore also faced difficulties, as monetary policy makers in these fast-growing regions favored increasing interest rates, which raised the cost of capital and hampered real estate companies. In Europe, a relatively tight monetary policy hurt many markets there, with debt-challenged Spain, Greece, and Italy faring particularly poorly. The United States, in contrast, continued to keep interest rates extremely low, which supported equity prices and helped domestic real estate securities outperform most other equities amid the difficult conditions.

Fund performance

For its fiscal year ended Sept. 30, 2011, Delaware Global Real Estate Securities Fund (Class A shares) returned -6.17% at net asset value and -11.54% at maximum offer price. Both figures reflect all distributions reinvested. In comparison, the Fund’s benchmark, the FTSE EPRA/NAREIT Developed Index, returned -6.88% during the same time period.

Strong relative performance, weak absolute results

While the Fund enjoyed better performance than its benchmark in absolute terms, it lost ground as real estate securities prices plummeted during the final two months of the Fund’s fiscal year, losing their prior gains and then some.

Throughout the Fund’s fiscal year, we maintained a healthy emphasis on U.S. real estate investment trusts (REITs), and the Fund benefited from solid stock selection there.

1

Portfolio management review
Delaware Global Real Estate Securities Fund

Due to tough market conditions, we tended to prefer high-quality companies with what we viewed as healthy balance sheets and favorable competitive positions. For example, Simon Property Group, the country’s largest mall owner, saw solid stock performance, supported by its strong management team, solid balance sheet, and diverse portfolio of properties. Self-storage companies such as Extra Space Storage saw positive results along with increasing rents. Many apartment REITs also performed well during the Fund’s fiscal year, as apartment owners continued to collect rising rents fueled by tight supply and declining levels of homeownership.

Canadian holdings also added to the Fund’s returns, as many stocks in this market benefited from a constructive environment for real estate investing — namely, healthy economic growth, low interest rates, and attractive valuations.

Favorable stock picking in Asia

In general, we de-emphasized emerging markets because we believed that, despite their better economic growth prospects compared to the U.S. and Europe, rising interest rates in most emerging countries would hurt REITs in those areas. We view rising interest rates as particularly harmful given that real estate companies depend heavily on affordable capital to finance their operations. That said, stock selection in Singapore and Hong Kong generally proved helpful to Fund performance, as did an underweight allocation to property stocks in mainland China.

In Singapore, the Fund was supported by an out-of-benchmark position in Parkway Life Real Estate Investment Trust, a financially solid REIT that owns a diversified group of healthcare facilities. Meanwhile, the Fund moved away from real estate companies that focus on property development, and therefore rely on thriving consumer activity, in favor of landlords in the business of collecting rents.

Modest sources of underperformance

Although most of the strategies that we employed during the Fund’s fiscal year had a positive effect on its relative performance, several factors worked against the Fund’s portfolio holdings. For example, the Fund lost ground in Japan, where disappointing stock selection and a modest underweight allocation hampered the Fund’s results. The biggest individual detractors in Japan included real estate companies Tokyu Livable, Nippon Building Fund, and Mitsubishi Estate. The Fund’s position in Tokyu Livable was based on our belief that the commercial transaction market would return to Japan; however, following the earthquake and tsunami in March 2011, our view was that transactions in Japan would come to a virtual halt and the intrinsic value of the company would not appreciate. We subsequently sold the position and absorbed a loss. Nippon Building Fund detracted from the Fund’s relative performance because we exited the position early in the Fund’s fiscal year and the stock outperformed the benchmark index for the 12-month period.

Hotel property companies were generally another source of underperformance during the fiscal year. In the past, hotels have fared poorly when investors anticipated an economic slowdown. Because hotels must essentially “re-lease” their rooms every night, they are particularly susceptible to declining confidence on the part of consumers and business customers.

2

Management strategy

Our management approach during the Fund’s fiscal year was predicated on the idea that China and other emerging markets were vulnerable to a slowdown and that Europe remained severely challenged by its sovereign debt troubles. Although the U.S. experienced significant economic and debt-related issues of its own, we believed it was better positioned than many emerging markets, in large part because U.S. policy makers kept interest rates historically low, while rates rose in most emerging markets. These conditions led us to emphasize U.S. REITs, with a focus on fundamentally strong companies that we believe have the potential for resilience in the face of a difficult economic environment.

Meanwhile, we remained underweight in emerging markets, including China, and concentrated the Fund’s position on more-defensive holdings in areas such as Hong Kong and Singapore. In addition, we avoided the more financially troubled European markets — the Fund had no exposure to Greece, Spain, or Italy.

Outlook and positioning at period end

We believe excess debt remains a significant problem for Europe and, to a lesser extent, the U.S. As of yet, political leaders on either side of the Atlantic have not yet made headway toward repairing the damage. In China and other emerging markets, concerns have arisen about slowing economic growth. In our opinion, the U.S., despite its problems, may currently offer the best investment opportunities for REIT investors.

Although real estate securities prices fell sharply in the final months of the Fund’s fiscal year, the resulting upside has been significantly lower valuations, which we believe may open up attractive investment opportunities. Because the decline was so rapid, we believe it is necessary to continue to implement a thorough process of stress-testing real estate companies’ property portfolios, to evaluate the stocks’ potential downsides. Despite the recent challenges, we continue to believe in the long-term benefits of the real estate asset class for many investors, given its favorable yields and lower correlation to equities than many other asset classes over the long term.

3

Performance summary
Delaware Global Real Estate Securities Fund	September 30, 2011

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through September 30, 2011
	1 year	3 years	Lifetime
Class A (Est. Sept. 28, 2007)
Excluding sales charge	-6.17%	-1.98%	-9.68%
Including sales charge	-11.54%	-3.90%	-11.01%
Class C (Est. July 30, 2010)
Excluding sales charge	-6.84%	n/a	-0.03%
Including sales charge	-7.74%	n/a	-0.03%
Class R (Est. July 30, 2010)
Excluding sales charge	-6.45%	n/a	+0.49%
Including sales charge	-6.45%	n/a	+0.49%
Institutional Class (Est. Sept. 28, 2007)
Excluding sales charge	-6.04%	-1.88%	-9.61%
Including sales charge	-6.04%	-1.88%	-9.61%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. This fee has been contractually limited to 0.25% of average daily net assets from Jan. 28, 2011, through Jan. 30, 2012.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Jan. 28, 2011, through Jan. 30, 2012.

4

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations. A REIT fund’s tax status as a regulated investment company could be jeopardized if it holds real estate directly, as a result of defaults, or receives rental income from real estate holdings.

“Nondiversified” Funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 1.15% of the Fund’s average daily net assets from Jan. 28, 2011, through Jan. 30, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	7.30%	8.00%	7.60%	7.00%
(without fee waivers)
Net expenses	1.40%	2.15%	1.65%	1.15%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

5

Performance summary
Delaware Global Real Estate Securities Fund

Performance of a $10,000 investment1
Average annual total returns from Sept. 28, 2007 (Fund’s inception) through Sept. 30, 2011

For period beginning Sept. 28, 2007, through Sept. 30, 2011	Starting value	Ending value
FTSE EPRA/NAREIT Developed Index	$10,000	$6,852
Delaware Global Real Estate Securities Fund	$9,425	$6,266
— Class A shares

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 28, 2007, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the FTSE EPRA/NAREIT Developed Index as of Sept. 28, 2007. The FTSE EPRA/NAREIT Developed Index, formerly referred to as the FTSE EPRA/NAREIT Global Real Estate Index, tracks the performance of listed real estate companies and real estate investment trusts (REITs) worldwide, based in U.S. dollars.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DLRAX	24610D103
Class C	DLRCX	24610D202
Class R	DLRRX	24610D301
Institutional Class	DLRIX	24610D400

6

Disclosure of Fund expenses
For the six-month period from April 1, 2011 to September 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2011 to September 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Global Real Estate Securities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/11	9/30/11	Expense Ratio	4/1/11 to 9/30/11*
Actual Fund return
Class A	$1,000.00	$862.40	1.38%	$6.44
Class C	1,000.00	860.20	2.13%	9.93
Class R	1,000.00	862.20	1.63%	7.61
Institutional Class	1,000.00	864.20	1.13%	5.28
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.38%	$6.98
Class C	1,000.00	1,014.39	2.13%	10.76
Class R	1,000.00	1,016.90	1.63%	8.24
Institutional Class	1,000.00	1,019.40	1.13%	5.72

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

9

Security type/country and sector allocations
Delaware Global Real Estate Securities Fund	As of September 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock	92.54%
Australia	8.76%
Austria	0.62%
Belgium	0.97%
Brazil	0.28%
Canada	5.78%
France	2.23%
Germany	0.94%
Hong Kong/China	10.69%
Japan	9.25%
Netherlands	0.34%
Singapore	2.70%
Switzerland	0.70%
United Kingdom	6.00%
United States	43.28%
Short-Term Investments	5.13%
Total Value of Securities	97.67%
Receivables and Other Assets Net of Liabilities	2.33%
Total Net Assets	100.00%

Sector
Diversified REITs	21.33%
Healthcare REITs	4.95%
Hotel REITs	1.62%
Industrial REITs	2.21%
Manufactured Housing REITs	0.97%
Multifamily REITs	10.84%
Office REITs	10.85%
Real Estate Management & Service Companies	5.49%
Real Estate Operating Companies	11.77%
Regional Mall REITs	8.30%
Self-Storage REITs	2.64%
Shopping Center REITs	10.84%
Single Tenant REITs	0.73%
Total	92.54%

10

Statement of net assets
Delaware Global Real Estate Securities Fund	September 30, 2011

	Number of shares	Value (U.S. $)
Common Stock – 92.54%Δ
Australia – 8.76%
CFS Retail Property Trust	8,824	$14,813
Dexus Property Group	39,309	30,995
Goodman Group	28,893	15,836
GPT Group	8,767	26,378
=@† GPT Group-In Specie	39,900	0
Investa Office Fund	19,425	11,329
Mirvac Group	14,645	16,107
Westfield Group	7,742	57,433
		172,891
Austria – 0.62%
Conwert Immobilien Invest	1,015	12,203
		12,203
Belgium – 0.97%
Cofinimmo	163	19,190
		19,190
Brazil – 0.28%
Cyrela Brazil Realty	900	5,571
		5,571
Canada – 5.78%
Boardwalk Real Estate Investment Trust	542	24,910
Calloway Real Estate Investment Trust	1,325	32,522
Canadian Real Estate Investment Trust	788	26,813
First Capital Realty	1,069	17,336
H&R Real Estate Investment Trust	623	12,462
		114,043
France – 2.23%
ICADE	109	8,515
Unibail-Rodamco	199	35,505
		44,020
Germany – 0.94%
Alstria Office REIT	709	8,318
Deutsche Wohnen	774	10,283
		18,601

11

Statement of net assets
Delaware Global Real Estate Securities Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
■Hong Kong/China – 10.69%
Champion REIT	32,000	$12,224
China Overseas Land & Investment	12,000	17,139
Hang Lung Properties	8,000	23,802
Hongkong Land Holdings	4,000	17,722
Link REIT	12,000	37,912
Shangri-La Asia	3,160	6,042
Soho China	9,817	6,198
Sun Hung Kai Properties	5,830	66,882
Wharf Holdings	4,685	23,114
		211,035
Japan – 9.25%
Japan Prime Realty Investment	4	10,271
Japan Real Estate Investment	2	19,553
Mitsubishi Estate	3,370	54,663
Mitsui Fudosan	4,000	63,190
Nippon Accommodations Fund	3	21,248
United Urban Investment	13	13,612
		182,537
Netherlands – 0.34%
Vastned Offices	517	6,735
		6,735
Singapore – 2.70%
CapitaLand	4,000	7,468
† Global Logistic Properties	10,000	12,548
Mapletree Logistics Trust	23,000	14,907
Parkway Life Real Estate Investment Trust	13,068	18,241
		53,164
Switzerland – 0.70%
† PSP Swiss Property	154	13,819
		13,819
United Kingdom – 6.00%
British Land	4,310	31,744
Derwent London	824	18,362
Great Portland Estates	3,605	18,993
Hammerson	5,133	30,047
Shaftesbury	2,682	19,373
		118,519

12

	Number of shares	Value (U.S. $)
Common Stock (continued)
United States – 43.28%
Alexandria Real Estate Equities	191	$11,725
AvalonBay Communities	279	31,820
Boston Properties	536	47,758
Brandywine Realty Trust	443	3,548
BRE Properties	423	17,910
Camden Property Trust	116	6,410
Cogdell Spencer	1,077	4,060
Colonial Properties Trust	582	10,569
DCT Industrial Trust	2,190	9,614
DDR	1,622	17,680
Digital Realty Trust	300	16,548
Douglas Emmett	1,058	18,092
DuPont Fabros Technology	190	3,741
Education Realty Trust	1,508	12,954
Equity Lifestyle Properties	306	19,186
Equity Residential	1,037	53,789
Extra Space Storage	874	16,283
Federal Realty Investment Trust	203	16,729
General Growth Properties	1,155	13,976
Glimcher Realty Trust	847	5,997
HCP	738	25,874
Highwoods Properties	256	7,235
Home Properties	263	14,928
Host Hotels & Resorts	2,470	27,022
Kilroy Realty	233	7,293
Kimco Realty	1,391	20,907
Liberty Property Trust	475	13,827
Macerich	691	29,457
National Retail Properties	536	14,402
ProLogis	1,401	33,974
PS Business Parks	228	11,295
Public Storage	322	35,855
Regency Centers	314	11,094
Simon Property Group	877	96,453
SL Green Realty	383	22,271
Starwood Hotels & Resorts Worldwide	149	5,784
† Strategic Hotel & Resorts	1,160	5,000
Taubman Centers	358	18,011
UDR	877	19,417

13

Statement of net assets
Delaware Global Real Estate Securities Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
United States (continued)
Ventas	1,003	$49,548
Vornado Realty Trust	358	26,714
Washington Real Estate Investment Trust	519	14,625
Weingarten Realty Investors	231	4,890
		854,265
Total Common Stock (cost $2,093,825)		1,826,593

	Principal
	amount (U.S. $)
Short-Term Investments – 5.13%
≠Discount Notes – 2.16%
Federal Home Loan Bank
0.001% 10/3/11	$5,337	5,337
0.01% 12/23/11	4,723	4,723
0.03% 11/30/11	32,606	32,605
		42,665
Repurchase Agreement – 2.97%
BNP Paribas 0.02%, dated 9/30/11, to be repurchased
on 10/3/11, repurchase price $58,664 (collateralized
by U.S. government obligations 0.625% 7/15/14,
market value $59,837)	58,664	58,664
		58,664
Total Short-Term Investments (cost $101,329)		101,329

Total Value of Securities – 97.67%
(cost $2,195,154)		1,927,922
Receivables and Other Assets
Net of Liabilities – 2.33%		45,946
Net Assets Applicable to 402,969
Shares Outstanding – 100.00%		$1,973,868

14

Net Asset Value – Delaware Global Real Estate Securities Fund
Class A ($205,997 / 42,110 Shares)	$4.89
Net Asset Value – Delaware Global Real Estate Securities Fund
Class C ($22,978 / 4,730 Shares)	$4.86
Net Asset Value – Delaware Global Real Estate Securities Fund
Class R ($5,044 / 1,034 Shares)	$4.88
Net Asset Value – Delaware Global Real Estate Securities Fund
Institutional Class ($1,739,849 / 355,095 Shares)	$4.90

Components of Net Assets at September 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$3,284,034
Undistributed net investment income	38,816
Accumulated net realized loss on investments	(1,080,438)
Net unrealized depreciation of investments and foreign currencies	(268,544)
Total net assets	$1,973,868

Δ	Securities have been classified by country of origin. Classification by type of business has been presented in “Security type/country and sector allocations” on page 10.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At September 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
†	Non income producing security.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
≠	The rate shown is the effective yield at the time of purchase.

15

Statement of net assets
Delaware Global Real Estate Securities Fund

Net Asset Value and Offering Price Per Share –
Delaware Global Real Estate Securities Fund
Net asset value Class A (A)	$4.89
Sales charge (5.75% of offering price) (B)	0.30
Offering price	$5.19

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2011:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	HKD	(1,687)	USD	216	10/3/11	$0
MNB	HKD	(153,330)	USD	19,676	10/4/11	(15)
MNB	JPY	1,248,662	USD	(16,301)	10/4/11	(111)
MNB	JPY	624,435	USD	(8,142)	10/5/11	(46)
MNB	SGD	(20,282)	USD	15,595	10/4/11	79
						$(93)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
HKD — Hong Kong Dollar
JPY — Japanese Yen
MNB — Mellon National Bank
REIT — Real Estate Investment Trust
SGD — Singapore Dollar
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

16

Statement of assets and liabilities
Delaware Global Real Estate Securities Fund	September 30, 2011

Assets:
Investments, at value	$1,826,593
Short-term investments, at value	101,329
Receivables for securities sold	78,186
Foreign currencies, at value	23,361
Receivables from manager and affiliates	11,070
Dividends and interest receivable	6,269
Cash	3,204
Total assets	2,050,012

Liabilities:
Payables for securities purchased	48,480
Unrealized loss on foreign currency exchange contracts	93
Other accrued expenses	27,571
Total liabilities	76,144

Total Net Assets	$1,973,868

Investments, at cost	$2,093,825
Short-term investments, at cost	101,329
Foreign currencies, at cost	24,507

See accompanying notes, which are an integral part of the financial statements.

17

Statement of operations
Delaware Global Real Estate Securities Fund	Year Ended September 30, 2011

Investment Income:
Dividends	$86,526
Interest	1,039
Foreign tax withheld	(3,033)
84,532

Expenses:
Registration fees	104,404
Reports and statements to shareholders	27,308
Management fees	21,626
Custodian fees	17,509
Dividend disbursing and transfer agent fees and expenses	16,559
Audit and tax	11,783
Dues and services	9,887
Legal fees	9,311
Pricing fees	3,897
Accounting and administration expenses	859
Distribution expense – Class A	532
Distribution expense – Class C	185
Distribution expense – Class R	35
Trustees’ fees	115
Insurance fees	70
Consulting fees	29
Trustees’ expenses	12
224,121
Less fees waived	(198,219)
Less waived distribution expenses – Class A	(89)
Less waived distribution expenses – Class R	(6)
Less expense paid indirectly	(1)
Total operating expenses	25,806
Net Investment Income	58,726

18

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$286,809
Foreign currencies	(151)
Foreign currency exchange contracts	(9,401)
Net realized gain	277,257
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(484,318)
Net Realized and Unrealized Loss on Investments
and Foreign Currencies	(207,061)

Net Decrease in Net Assets Resulting from Operations	$(148,335)

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets
Delaware Global Real Estate Securities Fund

	Year Ended
	9/30/11	9/30/10
Increase (Decrease) in Net Assets from Operations:
Net investment income	$58,726	$39,413
Net realized gain on investments and
foreign currencies	277,257	204,405
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(484,318)	(1,029)
Net increase (decrease) in net assets resulting
from operations	(148,335)	242,789

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,607)	(77)
Class C*	(218)	—
Class R*	(229)	—
Institutional Class	(82,506)	(131,323)
	(84,560)	(131,400)
Capital Share Transactions:
Proceeds from shares sold:
Class A	307,854	16,229
Class C*	20,738	5,015
Class R*	2	5,015
Institutional Class	1,401	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,119	76
Class C*	218	—
Class R*	229	—
Institutional Class	82,505	131,322
	414,066	157,657

20

	Year Ended
	9/30/11	9/30/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(84,671)	$—
Institutional Class	(2)	(250,002)
	(84,673)	(250,002)
Increase (decrease) in net assets derived from capital
share transactions	329,393	(92,345)
Net Increase in Net Assets	96,498	19,044

Net Assets:
Beginning of year	1,877,370	1,858,326
End of year (including undistributed (distributions in
excess of) net investment income of $38,816 and
$(2,085), respectively)	$1,973,868	$1,877,370

*Class C and Class R commenced operations on July 30, 2010.

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights
Delaware Global Real Estate Securities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Fund commenced operations on September 28, 2007.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Year Ended
9/30/11	9/30/10	9/30/09	9/30/08[1]
$5.440	$5.160	$5.910	$8.500

0.139	0.155	0.111	0.138
(0.453)	0.545	(0.845)	(2.611)
(0.314)	0.700	(0.734)	(2.473)

(0.236)	(0.420)	—	(0.117)
—	—	(0.016)	—
(0.236)	(0.420)	(0.016)	(0.117)

$4.890	$5.440	$5.160	$5.910

(6.17% )	14.48%	(12.33% )	(29.40% )

$206	$18	$1	$—
1.40%	1.19%	1.15%	1.15%

10.52%	7.30%	3.96%	4.69%
2.47%	2.31%	2.73%	1.94%

(6.65% )	(3.80% )	(0.08% )	(1.60% )
252%	245%	143%	133%

23

Financial highlights
Delaware Global Real Estate Securities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

		7/30/10[1]
	Year Ended	to
	9/30/11	9/30/10
Net asset value, beginning of period	$5.430	$5.060

Income (loss) from investment operations:
Net investment income[2]	0.097	0.029
Net realized and unrealized gain (loss) on investments and
foreign currencies	(0.447)	0.341
Total from investment operations	(0.350)	0.370

Less dividends and distributions from:
Net investment income	(0.220)	—
Total dividends and distributions	(0.220)	—

Net asset value, end of period	$4.860	$5.430

Total return[3]	(6.84% )	7.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23	$5
Ratio of expenses to average net assets	2.15%	2.15%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	11.22%	8.00%
Ratio of net investment income to average net assets	1.72%	1.35%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(7.35% )	(4.50% )
Portfolio turnover	252%	245% [4]

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

24

Delaware Global Real Estate Securities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

		7/30/10[1]
	Year Ended	to
	9/30/11	9/30/10
Net asset value, beginning of period	$5.440	$5.060

Income (loss) from investment operations:
Net investment income[2]	0.125	0.034
Net realized and unrealized gain (loss) on investments and
foreign currencies	(0.454)	0.346
Total from investment operations	(0.329)	0.380

Less dividends and distributions from:
Net investment income	(0.231)	—
Total dividends and distributions	(0.231)	—

Net asset value, end of period	$4.880	$5.440

Total return[3]	(6.45% )	7.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5	$5
Ratio of expenses to average net assets	1.65%	1.65%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	10.82%	7.60%
Ratio of net investment income to average net assets	2.22%	1.85%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(6.95% )	(4.10% )
Portfolio turnover	252%	245% [4]

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

4 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

25

Financial highlights
Delaware Global Real Estate Securities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Fund commenced operations on September 28, 2007.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
9/30/11	9/30/10	9/30/09	9/30/08[1]
$5.450	$5.160	$5.910	$8.500

0.153	0.117	0.111	0.138
(0.460)	0.593	(0.845)	(2.611)
(0.307)	0.710	(0.734)	(2.473)

(0.243)	(0.420)	—	(0.117)
—	—	(0.016)	—
(0.243)	(0.420)	(0.016)	(0.117)

$4.900	$5.450	$5.160	$5.910

(6.04% )	14.69%	(12.33% )	(29.40% )

$1,740	$1,849	$1,857	$2,119
1.15%	1.15%	1.15%	1.15%

10.22%	7.00%	3.66%	4.69%
2.72%	2.35%	2.73%	1.94%

(6.35% )	(3.50% )	0.22%	(1.30% )
252%	245%	143%	133%

27

Notes to financial statements
Delaware Global Real Estate Securities Fund	September 30, 2011

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Securities Fund (formerly Delaware Macquarie Global Real Estate Fund), Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to the Delaware Global Real Estate Securities Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

28

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008 – September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on September 30, 2011.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

29

Notes to financial statements
Delaware Global Real Estate Securities Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended September 30, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended September 30, 2011, the Fund earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) do not exceed 1.15% of average daily net assets of the Fund through January 30, 2012. For purposes of this waiver and reimbursement, nonroutine

30

expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver applies only to expenses paid directly by the Fund. This waiver and reimbursement may only be terminated by agreement of the manager and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended September 30, 2011, the Fund was charged $108 for these services.

DSC also provides dividend disbursing and transfer agency services. Prior to July 18, 2011, the Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive the Class A and Class R shares’ 12b-1 fees from exceeding 0.25% and 0.50% of its respective average daily net assets through January 30, 2012. This waiver and reimbursement may only be terminated by agreement of the distributor and the Fund.

At September 30, 2011, the Fund had receivables due from and liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$(51)
Distribution fees payable to DDLP	(75)
Other expenses payable to DMC and affiliates*	(319)
Receivable from DMC under expense limitation agreement	$11,515

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

31

Notes to financial statements
Delaware Global Real Estate Securities Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended September 30, 2011, the Fund was charged $46 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended September 30, 2011, DDLP earned $190 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended September 30, 2011, the Fund made purchases of $5,383,887 and sales of $5,123,781 of investment securities other than short-term investments.

At September 30, 2011, the cost of investments for federal income tax purposes was $2,250,853. At September 30, 2011, net unrealized depreciation was $322,931, of which $32,139 related to unrealized appreciation of investments and $355,070 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other

32

market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$973,879	$852,714	$—	$1,826,593
Short-Term Investments	58,664	42,665	—	101,329
Total	$1,032,543	$895,379	$—	$1,927,922

Foreign Currency Exchange Contracts	$—	$(93)	$—	$(93)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 9/30/10	$4,758
Sales	(4,704)
Net change in unrealized appreciation/depreciation	(54)
Balance as of 9/30/11	$—

Net change in unrealized appreciation/depreciation
from investments still held as of 9/30/11	$—

During the year ended September 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended September 30, 2011 and 2010 was as follows:

	Year Ended
	9/30/11	9/30/10
Ordinary income	$84,560	$131,400

33

Notes to financial statements
Delaware Global Real Estate Securities Fund

5. Components of Net Assets on a Tax Basis

As of September 30, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,284,034
Undistributed ordinary income	56,426
Post-October losses	(10,018)
Capital loss carryforwards	(1,032,488)
Unrealized depreciation of investments and foreign currencies	(324,086)
Net assets	$1,973,868

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of passive foreign investment companies.

The undistributed earnings for the Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through September 30, 2011 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of passive foreign investment companies and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended September 30, 2011, the Fund recorded the following reclassifications.

Accumulated net investment income	$66,735
Accumulated net realized loss	(66,075)
Paid-in-capital	(660)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $20,685 was utilized in 2011. Capital loss carryforwards remaining at September 30, 2011 will expire as follows: $ 591,374 expires in 2017 and $ 441,114 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

34

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	9/30/11	9/30/10
Shares sold:
Class A	54,731	3,026
Class C*	3,698	991
Class R*	— **	991
Institutional Class	258	—

Shares issued upon reinvestment of dividends and distributions:
Class A	208	15
Class C*	41	—
Class R*	43	—
Institutional Class	15,307	26,856
	74,286	31,879

Shares repurchased:
Class A	(16,052)	—
Institutional Class	— **	(47,170)
	(16,052)	(47,170)
Net increase (decrease)	58,234	(15,291)

*	Class C and Class R commenced operations on July 30, 2010.
**	Amount rounds to less than 1.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

On November 16, 2010, the Fund, along with the other Participants, entered into an amendment to the agreement for a $50,000,000 revolving line of credit. Effective as of August 1, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $100,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of September 30, 2011, or at any time during the year then ended.

35

Notes to financial statements
Delaware Global Real Estate Securities Fund

7. Line of Credit (continued)

On November 15, 2011, the Fund, along with the other Participants, will enter into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner. The agreement expires on November 13, 2012.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The volume of derivative transactions varies throughout the year. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity for the year ended September 30, 2011.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral

36

plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of September 30, 2011.

37

Notes to financial statements
Delaware Global Real Estate Securities Fund

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

38

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to September 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

13. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended September 30, 2011, the Fund designates distributions paid during the year as follows:

(A)	Ordinary Income Distributions* (Tax Basis)	100%
	Total Distributions (Tax Basis)	100%
(B)	Qualifying Dividends1	14%

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on a percentage of the Fund’s ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended September 30, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $28,183 to be taxed at maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

The Fund intends to pass through foreign tax credits in the maximum amount of $ 1,888. The gross foreign source income earned during the fiscal year 2011 by the Fund was $ 68,694. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

39

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Equity Funds IV
and the Shareholders of Delaware Global Real Estate Securities Fund (formerly Delaware Macquarie Global Real Estate Fund):

In our opinion, the accompanying statement of net assets, statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Global Real Estate Securities Fund (formerly Delaware Macquarie Global Real Estate Fund) (one of the series constituting Delaware Group Equity Funds IV, hereafter referred to as the “Fund”) at September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the year ended September 30, 2011 and each of the periods ended September 30, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended September 30, 2009 and for all prior periods were audited by other independent accountants whose report dated November 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 22, 2011

40

Other Fund information
(Unaudited)
Delaware Global Real Estate Securities Fund

Board Consideration of Delaware Global Real Estate Securities Fund Investment
Advisory Agreement

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Global Real Estate Securities Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Fund. The Board once again noted the benefits

41

Other Fund information
(Unaudited)
Delaware Global Real Estate Securities Fund

Board Consideration of Delaware Global Real Estate Securities Fund Investment
Advisory Agreement (continued)

provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional global real estate funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the third quartile. The Fund’s performance results were mixed but tended toward median, which was acceptable.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency,

42

were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its contractual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract did not fall within the standard structure. Management explained that the Fund was very similar to another existing product offered by Delaware Investments and Management wanted consistency across the fee structure. In addition the Fund generally invests a significant portion of its assets in international (including emerging markets) securities, an asset category that requires additional research and firm resources. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

43

Other Fund information
(Unaudited)
Delaware Global Real Estate Securities Fund

Change in Independent Registered Public Accounting Firm
Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds IV (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2010. During the fiscal years ended September 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

44

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

46

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	74	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

48

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	74	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	74	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	74	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	74	None
Assurant, Inc. (Insurance)
(2002–2004)

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

50

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	74	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	74	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

52

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	74	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	74	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003–2008)
(September 1996–Present)

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

54

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	74	None3
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	74	None3
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	74	None3
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	74	None3
various executive capacities
at different times at
Delaware Investments.

3  David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

55

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Global Real Estate Securities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

56

Annual report Delaware Healthcare Fund September 30, 2011 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Healthcare Fund at www.delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Healthcare Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	7
Security type/sector allocation and
top 10 equity holdings	9
Statement of net assets	10
Statement of operations	14
Statements of changes in net assets	16
Financial highlights	18
Notes to financial statements	24
Report of independent registered
public accounting firm	35
Other Fund information	36
Board of trustees/directors and
officers addendum	40
About the organization	50

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Healthcare Fund	October 11, 2011

Performance preview (for the year ended September 30, 2011)
Delaware Healthcare Fund (Class A shares)	1-year return	+5.89%
Russell 3000® Healthcare Index (benchmark)	1-year return	+5.89%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Healthcare Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Market overview

The landscape for healthcare stocks was mildly steadier during the Fund’s fiscal year ended Sept. 30, 2011 when compared to prior fiscal years, due in part to the passage of broad-ranging healthcare reform legislation in March 2010. The actual implementation of the new program is by no means set in stone, however, and it will remain an important topic of debate for healthcare investors (see additional notes in the closing section of this discussion).

For the Fund’s fiscal year, healthcare equities generally performed in line with broad equity markets (as measured by well-known indices such as the S&P 500® Index). Healthcare stocks generated some upward momentum during the early months, peaking in early summer 2011 before succumbing to a global pullback that began in July and carried through to the end of the Fund’s fiscal year.

Fund performance

For its fiscal year ended Sept. 30, 2011, Delaware Healthcare Fund generated positive returns, in line with its benchmark, the Russell 3000 Healthcare Index. The Fund returned +5.89% for Class A shares at net asset value and -0.24% at maximum offer price. Both figures reflect all distributions reinvested. During the same period, the benchmark index moved ahead by 5.89%. For complete, annualized performance of the Fund, please the table on page 4.

The Fund’s relative performance was hindered by allocations that included a large overweight position in biotechnology companies and an underweight in medical distributors. Biotechnology was a sector in which the Fund maintained an emphasis for much of the fiscal year. While many of the Fund’s holdings in this sector performed well, they were offset by large positions in underperformers including Dendreon, a developer of cancer therapies. The Fund’s healthy position in the stock magnified the negative effects of its share-price decline of more than 75% for the Fund’s fiscal year. We continue to believe in Dendreon’s long-term prospects.

Meanwhile, the Fund’s limited position in the medical distributors group compromised its performance as the sector advanced by more than 15% within the benchmark index; the Fund’s commitment to the sector was less than 1% of portfolio assets, while the sector made up more than 3% of the benchmark index.

Portfolio management review
Delaware Healthcare Fund

The negative effects of the allocation decisions described above were offset by positive results in groups that included healthcare services companies. Within the benchmark index, this group of companies posted a collective gain of nearly 10%, well ahead of the overall index. The Fund’s allocation to this sector was larger than the sector’s representation within the benchmark index, resulting in a positive effect on the Fund’s performance versus that index.

Taking a closer look at the effects of individual securities on the Fund’s performance, Avon Products was among the notable detractors. The company’s shares posted a decline of more than 25% for the Fund’s fiscal year. The bulk of the downswing took place in late summer 2011 as the company faced hikes in input costs, raising concerns about profit margins. We believe the stock remains an appropriate holding for the Fund’s portfolio, however. In the near term, we think that the company’s margins are likely to improve due to higher revenue growth, stronger pricing, and tighter cost controls.

Another significant detractor from the Fund’s relative performance was Cangene, a biopharmaceutical company that serves markets around the world. The company’s revenues trended downward during the Fund’s fiscal year, and analysts generally took a more cautious view of the company as cash flows and earnings became increasingly strained. Nonetheless, the company maintains what we view as a solid balance sheet and strong fundamentals, and we believe it has potential to create value over the long term. The company’s shares remained in the Fund’s portfolio at the end of the fiscal year.

Detractors were offset by positive results in companies that included large, established providers of medical products often considered blue chip companies. For instance, a substantial position in Bristol-Myers Squibb was favorable, as the company’s shares gained 20% during the Fund’s fiscal year. Baxter International was another example; the company’s shares advanced as many investors reacted positively to an acquisition the company pursued in the late summer months. (The acquisition involved Baxa, a pharmaceutical company that analysts felt could complement Bristol-Myers Squibb’s existing businesses.)

Healthcare reform in the spotlight

U.S. healthcare reform legislation continues to be an important topic for healthcare investment. As currently written, the legislation comprises a broad overhaul of the U.S. healthcare system, with implications across a spectrum of healthcare-related industries (and potentially millions of healthcare recipients). The legislation has spawned a historic debate among lawmakers, and some analysts argue that the costs and benefits of the program are nearly impossible to put into perspective. In such an environment, it appears that the implementation of specific regulations will likely entail a noisy and time-consuming legislative process. What’s more, many facets of the plan won’t be implemented for several years, and we could see some degree of political maneuvering in the meantime.

Overall, there is a risk that legislative friction could overshadow some of the positive forces at work within the healthcare sector. Still, two positive demographic trends stand out to us:

  The aging of the baby-boom generation in America implies expanding demand for healthcare products and services for decades to come.

  The rapid growth of middle classes in countries with emerging economies (notably India and China) should create expanded appetites for Western-style medicine.

It’s important to reiterate that despite any policy fallout that might occur, we intend to continue identifying companies that we believe exhibit the potential to deliver steady operating results. As always, we seek to maintain a disciplined approach when selecting investment opportunities for the Fund’s portfolio, independent of the inevitable daily ups and downs of the broad equity market. Over the life of the Fund, we have focused on allocating capital to healthcare businesses whose stocks trade at meaningful discounts to our determination of intrinsic value. This conservative, bottom-up approach to stock selection will remain our strategy as we move into the new fiscal year.

U.S. healthcare reform legislation continues to be an important topic for healthcare investment. As currently written, the legislation comprises a broad overhaul of the U.S. healthcare system, with implications across a spectrum of healthcare-related industries (and potentially millions of healthcare recipients). The legislation has spawned a historic debate among lawmakers, and some analysts argue that the costs and benefits of the program are nearly impossible to put into perspective. In such an environment, it appears that the implementation of specific regulations will likely entail a noisy and time-consuming legislative process. What’s more, many facets of the plan won’t be implemented for several years, and we could see some degree of political maneuvering in the meantime.

Performance summary
Delaware Healthcare Fund	September 30, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through September 30, 2011
	1 year	3 years	Lifetime
Class A (Est. Sept. 28, 2007)
Excluding sales charge	+5.89%	+16.34%	+12.49%
Including sales charge	-0.24%	+14.06%	+10.84%
Class C (Est. Jan. 28, 2010)
Excluding sales charge	+5.11%	n/a	+5.16%
Including sales charge	+4.12%	n/a	+5.16%
Class R (Est. Jan. 28, 2010)
Excluding sales charge	+5.60%	n/a	+5.63%
Including sales charge	+5.60%	n/a	+5.63%
Institutional Class (Est. Sept. 28, 2007)
Excluding sales charge	+6.13%	+16.50%	+12.61%
Including sales charge	+6.13%	+16.50%	+12.61%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. This fee has been contractually limited to 0.25% of average daily net assets from Jan. 28, 2011, through Jan. 30, 2012.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Jan. 28, 2011, through Jan. 30, 2012.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

Healthcare companies are subject to extensive government regulation and their profitability can be affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and malpractice or other litigation.

“Nondiversified” Funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 1.35% of the Fund’s average daily net assets from Jan. 28, 2011, through Jan. 30, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	2.59%	3.29%	2.89%	2.29%
(without fee waivers)
Net expenses	1.60%	2.35%	1.85%	1.35%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance summary
Delaware Healthcare Fund

Performance of a $10,000 investment1
Average annual total returns from Sept. 28, 2007 (Fund’s inception) through Sept. 30, 2011

For period beginning Sept. 28, 2007, through Sept. 30, 2011	Starting value	Ending value
Delaware Healthcare Fund — Class A shares	$9,425	$15,107
Russell 3000 Healthcare Index	$10,000	$9,978

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 28, 2007, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 3000 Healthcare Index as of Sept. 28, 2007. The Russell 3000 Healthcare Index measures the performance of all healthcare holdings included in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

The S&P 500 Index, mentioned on page 1, measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DLHAX	24610E101
Class C	DLHCX	24610E200
Class R	DLRHX	24610E309
Institutional Class	DLHIX	24610E408

Disclosure of Fund expenses
For the six-month period from April 1, 2011 to September 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2011 to September 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Healthcare Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/11	9/30/11	Expense Ratio	4/1/11 to 9/30/11*
Actual Fund return
Class A	$1,000.00	$877.90	1.60%	$7.53
Class C	1,000.00	874.50	2.35%	11.04
Class R	1,000.00	876.80	1.85%	8.70
Institutional Class	1,000.00	878.80	1.35%	6.36
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.05	1.60%	$8.09
Class C	1,000.00	1,013.29	2.35%	11.86
Class R	1,000.00	1,015.79	1.85%	9.35
Institutional Class	1,000.00	1,018.30	1.35%	6.83

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

Security type/sector allocation and top 10 equity holdings
Delaware Healthcare Fund	As of September 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock²	106.68%
Biotechnology	10.49%
Blue Chip Medical Products	53.39%
Healthcare Services	18.72%
Medical Distributors	0.65%
Others	10.56%
Small/Mid Cap Medical Products	12.87%
Total Value of Securities	106.68%
Liabilities Net of Receivables and Other Assets	(6.68%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Bristol-Myers Squibb	7.77%
Avon Products	6.99%
WellPoint	6.47%
Lilly (Eli)	6.23%
Boston Scientific	6.21%
Smith & Nephew	5.35%
Abbott Laboratories	5.17%
Amgen	4.90%
Stryker	4.48%
Aetna	4.32%

9

Statement of net assets
Delaware Healthcare Fund	September 30, 2011

		Number of shares	Value
Common Stock – 106.68%²
Biotechnology – 10.49%
†	Amylin Pharmaceuticals	25,000	$230,750
†	Dendreon	230,000	2,070,000
†	Ligand Pharmaceuticals Class B	45,800	626,544
†	Myriad Genetics	16,000	299,840
†	ONYX Pharmaceuticals	30,000	900,300
†	Regeneron Pharmaceuticals	20,000	1,164,000
			5,291,434
Blue Chip Medical Products – 53.39%
	Abbott Laboratories	51,000	2,608,140
	Amgen	45,000	2,472,750
	Baxter International	5,000	280,700
†	Biogen Idec	6,000	558,900
†	Boston Scientific	530,000	3,132,300
	Bristol-Myers Squibb	125,000	3,922,500
†	Forest Laboratories	20,500	631,195
	Lilly (Eli)	85,000	3,142,450
	Medtronic	65,000	2,160,600
	Merck	61,000	1,995,310
	Smith & Nephew	300,000	2,698,272
	Stryker	48,000	2,262,240
†	Zimmer Holdings	20,000	1,070,000
			26,935,357
Healthcare Services – 18.72%
	Aetna	60,000	2,181,000
†	AMEDISYS	6,000	88,920
	China Nepstar Chain Drugstore ADR	90,000	198,000
†	Community Health Systems	20,000	332,800
†	PharMerica	80,000	1,141,600
	Quest Diagnostics	5,000	246,800
	UnitedHealth Group	17,000	784,040
†	WebMD Health	40,000	1,206,000
	WellPoint	50,000	3,264,000
			9,443,160
Medical Distributors – 0.65%
†	Chindex International	37,500	330,375
			330,375

10

	Number of shares	Value
Common Stock (continued)
Others – 10.56%
† AirMedia Group ADR	33,000	$82,170
Bank of America	90,000	550,800
Cemex ADR	120,000	379,200
† ChinaCache International Holdings ADR	24,000	108,960
Citigroup	40,000	1,024,800
Wells Fargo	50,000	1,206,000
† Yahoo	150,000	1,974,000
		5,325,930
Small/Mid-Cap Medical Products – 12.87%
Avon Products	180,000	3,528,000
@† Cangene	220,000	308,499
† CareFusion	40,000	958,000
† NuVasive	38,000	648,660
† Par Pharmaceutical	35,000	931,700
† TranS1	40,000	120,000
		6,494,859
Total Common Stock (cost $61,779,507)		53,821,115

Total Value of Securities – 106.68%
(cost $61,779,507)		53,821,115
Liabilities Net of Receivables and
Other Assets – (6.68%)		(3,370,764	)z
Net Assets Applicable to 4,877,031
Shares Outstanding – 100.00%		$50,450,351

Net Asset Value – Delaware Healthcare Fund
Class A ($36,584,287 / 3,534,065 Shares)		$10.35
Net Asset Value – Delaware Healthcare Fund
Class C ($4,929,730 / 481,369 Shares)		$10.24
Net Asset Value – Delaware Healthcare Fund
Class R ($292,906 / 28,374 Shares)		$10.32
Net Asset Value – Delaware Healthcare Fund
Institutional Class ($8,643,428 / 833,223 Shares)		$10.37

11

Statement of net assets
Delaware Healthcare Fund

Components of Net Assets at September 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$56,247,493
Distributions in excess of net investment income	(7,608)
Accumulated net realized gain on investments	2,168,838
Net unrealized depreciation of investments and foreign currencies	(7,958,372)
Total net assets	$50,450,351

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
@	Illiquid security. At September 30, 2011, the aggregate amount of illiquid securities was $308,499, which represented 0.61% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
z	Of this amount, $3,577,670 represents cash overdraft.

ADR — American Depositary Receipt

Net Asset Value and Offering Price Per Share –
Delaware Healthcare Fund
Net asset value Class A (A)	$10.35
Sales charge (5.75% of offering price) (B)	0.63
Offering price	$10.98

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

12

Statement of operations
Delaware Healthcare Fund	Year Ended September 30, 2011

Investment Income:
Dividends	$502,792

Expenses:
Management fees	276,315
Distribution expenses – Class A	67,714
Distribution expenses – Class C	25,318
Distribution expenses – Class R	938
Registration fees	90,399
Dividend disbursing and transfer agent fees and expenses	63,407
Reports and statements to shareholders	25,166
Accounting and administration expenses	12,775
Audit and tax	11,612
Dues and services	10,880
Custodian fees	5,590
Legal fees	4,214
Pricing fees	2,601
Trustees’ fees	1,640
Consulting fees	445
Insurance fees	265
Trustees’ expenses	92
599,371
Less fees waived	(65,545)
Less waived distribution expenses – Class A	(11,286)
Less waived distribution expenses – Class R	(157)
Less expense paid indirectly	(38)
Total operating expenses	522,345
Net Investment Loss	(19,553)

14

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$2,364,909
Foreign currencies	(245)
Foreign currency exchange contracts	(7,363)
Net realized gain	2,357,301
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(8,389,160)
Net Realized and Unrealized Loss on Investments
and Foreign Currencies	(6,031,859)

Net Decrease in Net Assets Resulting from Operations	$(6,051,412)

See accompanying notes, which are an integral part of the financial statements.

15

Statements of changes in net assets
Delaware Healthcare Fund

	Year Ended
	9/30/11	9/30/10
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(19,553)	$21,381
Net realized gain on investments and foreign currencies	2,357,301	820,486
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(8,389,160)	(5,955)
Net increase (decrease) in net assets resulting from operations	(6,051,412)	835,912

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,790)	(2,671)
Institutional Class	(9,839)	(5,634)

Net realized gain on investments:
Class A	(563,488)	(155,398)
Class C*	(39,133)	—
Class R*	(403)	—
Institutional Class	(194,094)	(327,820)
	(814,747)	(491,523)

Capital Share Transactions:
Proceeds from shares sold:
Class A	48,646,842	6,793,728
Class C*	5,895,339	550,621
Class R*	345,137	5,020
Institutional Class	10,368,554	101,994

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	555,292	158,066
Class C*	20,458	—
Class R*	401	—
Institutional Class	202,582	333,451
	66,034,605	7,942,880

16

	Year Ended
	9/30/11	9/30/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(15,324,607)	$(769,761)
Class C*	(719,501)	(30,417)
Class R*	(30,119)	—
Institutional Class	(3,920,613)	(10,000)
	(19,994,840)	(810,178)
Increase in net assets derived from capital share transactions	46,039,765	7,132,702
Net Increase in Net Assets	39,173,606	7,477,091

Net Assets:
Beginning of year	11,276,745	3,799,654
End of year (including distributions in excess of net
investment income of $7,608 and $4,313, respectively)	$50,450,351	$11,276,745

*Class C and Class R commenced operations on January 28, 2010.

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights
Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Fund commenced operations on September 28, 2007.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Year Ended
9/30/11	9/30/10	9/30/09	9/30/08[1]
$10.410	$10.070	$8.360	$8.500

(0.006)	0.027	0.029	(0.002)
0.606	1.615	2.028	0.163
0.600	1.642	2.057	0.161

(0.009)	(0.022)	(0.007)	—
(0.651)	(1.280)	(0.340)	(0.301)
(0.660)	(1.302)	(0.347)	(0.301)

$10.350	$10.410	$10.070	$8.360

5.89%	17.38%	26.66%	1.80%

$36,584	$7,610	$1,221	$788
1.60%	1.52%	1.35%	1.35%

1.85%	2.59%	2.11%	3.75%
(0.06% )	0.17%	0.37%	(0.03% )

(0.31% )	(0.90% )	(0.39% )	(2.43% )
101%	199%	240%	154%

19

Financial highlights
Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

		1/28/10[1]
	Year Ended	to
	9/30/11	9/30/10
Net asset value, beginning of period	$10.370	$10.020

Income (loss) from investment operations:
Net investment loss[2]	(0.089)	(0.026)
Net realized and unrealized gain on investments
and foreign currencies	0.610	0.376
Total from investment operations	0.521	0.350

Less distributions from:
Net realized gain on investments	(0.651)	—
Total dividends and distributions	(0.651)	—

Net asset value, end of period	$10.240	$10.370

Total return[3]	5.11%	3.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,930	$529
Ratio of expenses to average net assets	2.35%	2.35%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.55%	3.29%
Ratio of net investment loss to average net assets	(0.81% )	(0.66% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.01% )	(1.60% )
Portfolio turnover	101%	199% [4]

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

20

Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

		1/28/10[1]
	Year Ended	to
	9/30/11	9/30/10
Net asset value, beginning of period	$10.400	$10.020

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.036)	0.006
Net realized and unrealized gain on investments
and foreign currencies	0.607	0.374
Total from investment operations	0.571	0.380

Less distributions from:
Net realized gain on investments	(0.651)	—
Total dividends and distributions	(0.651)	—

Net asset value, end of period	$10.320	$10.400

Total return[3]	5.60%	3.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$293	$5
Ratio of expenses to average net assets	1.85%	1.85%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.15%	2.89%
Ratio of net investment loss to average net assets	(0.31% )	(0.16%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.61% )	(1.20%	)
Portfolio turnover	101%	199%	[4]

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

4 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights
Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Fund commenced operations on September 28, 2007.
2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Year Ended
9/30/11	9/30/10	9/30/09	9/30/08[1]
$10.430	$10.070	$8.360	$8.500

0.022	0.034	0.029	(0.002)
0.602	1.628	2.028	0.163
0.624	1.662	2.057	0.161

(0.033)	(0.022)	(0.007)	—
(0.651)	(1.280)	(0.340)	(0.301)
(0.684)	(1.302)	(0.347)	(0.301)

$10.370	$10.430	$10.070	$8.360

6.13%	17.61%	26.66%	1.80%

$8,643	$3,133	$2,579	$2,036
1.35%	1.35%	1.35%	1.35%

1.55%	2.29%	1.81%	3.45%
0.19%	0.34%	0.37%	(0.03% )

(0.01% )	(0.60% )	(0.09% )	(2.13% )
101%	199%	240%	154%

23

Notes to financial statements
Delaware Healthcare Fund	September 30, 2011

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Securities Fund (formerly, Delaware Macquarie Global Real Estate Fund), Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

24

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008 – September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At September 30, 2011, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

25

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended September 30, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended September 30, 2011, the Fund earned $38 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and

26

liquidations) do not exceed 1.35% of average daily net assets of the Fund through January 30, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund. This expense waiver and reimbursement may only be terminated by agreement of the Manager and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended September 30, 2011, the Fund was charged $1,608 for these services.

DSC also provides dividend disbursing and transfer agency services. Prior to July 18, 2011, the Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets through January 30, 2012.

At September 30, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$26,041
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	1,234
Distribution fees payable to DDLP	12,077
Other expenses payable to DMC and affiliates*	1,299

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended September 30, 2011, the Fund was charged $840 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

27

Notes to financial statements
Delaware Healthcare Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended September 30, 2011, DDLP earned $78,149 for commissions on sales of the Fund’s Class A shares. For the year ended September 30, 2011, DDLP received gross CDSC commissions of $431 on redemption of Fund’s Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustees’ retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended September 30, 2011, the Fund made purchases of $82,566,173 and sales of $34,294,879 of investment securities other than short-term investments.

At September 30, 2011, the cost of investments for federal income tax purposes was $62,302,009. At September 30, 2011, the net unrealized depreciation was $8,480,894, of which $1,566,472 related to unrealized appreciation of investments and $10,047,366 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

28

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Total
Common Stock	$51,122,843	$2,698,272	$53,821,115

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the year ended September 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended September 30, 2011 and 2010 was as follows:

	Year Ended
	9/30/11	9/30/10
Ordinary income	$771,891	$491,523
Long-term capital gain	42,856	—
Total	$814,747	$491,523

5. Components of Net Assets on Tax Basis

As of September 30, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$56,247,493
Undistributed ordinary income	2,488,710
Undistributed long-term capital gain	202,630
Post-October currency losses	(7,608)
Unrealized depreciation of investments and foreign currencies	(8,480,874)
Net assets	$50,450,351

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

29

Notes to financial statements
Delaware Healthcare Fund

5. Components of Net Assets on Tax Basis (continued)

Post-October losses represent losses realized on foreign currency transactions from November 1, 2010 through September 30, 2011 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, dividends and distributions and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended September 30, 2011, the Fund recorded the following reclassifications.

Distributions in excess of net investment income	$33,887
Accumulated net realized gain	(33,887)

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	9/30/11	9/30/10
Shares sold:
Class A	4,098,635	671,788
Class C*	493,824	54,174
Class R*	30,334	501
Institutional Class	869,890	10,559

Shares issued upon reinvestment of dividends and distributions:
Class A	54,763	16,448
Class C*	2,026	—
Class R*	40	—
Institutional Class	19,978	34,699
	5,569,490	788,169
Shares repurchased:
Class A	(1,350,322)	(78,494)
Class C*	(65,486)	(3,169)
Class R*	(2,501)	—
Institutional Class	(357,014)	(998)
	(1,775,323)	(82,661)
Net increase	3,794,167	705,508

*Class C and Class R commenced operations on January 28, 2010.

30

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

On November 16, 2010, the Fund, along with the other Participants, entered into an amendment to the agreement for a $50,000,000 revolving line of credit. Effective as of August 1, 2011, the Fund along with the other Participants entered into an amendment to the agreement for a $100,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of September 30, 2011, or at any time during the year then ended.

On November 15, 2011, the Fund, along with the other Participants, will enter into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner. The agreement expires on November 13, 2012.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund

31

Notes to financial statements
Delaware Healthcare Fund

8. Derivatives (continued)

and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2011.

For the year ended September 30, 2011, the Fund’s average volume of derivative activities is as follows:

Forward Currency Contracts Purchased[1]	$32,426
Forward Currency Contracts Sold[2]	$766

1 Value at Settlement Date Payable
2 Value at Settlement Date Receivable

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be

32

required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan during the year and as of September 30, 2011.

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund which invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether

33

Notes to financial statements
Delaware Healthcare Fund

10. Credit and Market Risk (continued)

individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to September 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

13. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended September 30, 2011, the Fund designates distributions paid during the year as follows:

(A)	Long-Term Capital Gains (Tax Basis)	5.26%
(B)	Ordinary Income Distributions * (Tax Basis)	94.74%
	Total Distributions (Tax Basis)	100.00%
(C)	Qualifying Dividends[1]	—%

(A) and (B) are based on a percentage of the Fund’s total distributions.
(C) is based on a percentage of the Fund’s ordinary income distributions.
[1] Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* For the fiscal year ended September 30, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $17,629 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

34

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Equity Funds IV
and the Shareholders of Delaware Healthcare Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Healthcare Fund (one of the series constituting Delaware Group Equity Funds IV, hereafter referred to as the “Fund”) at September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the year ended September 30, 2011 and each of the periods ended September 30, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended September 30, 2009 and for all prior periods were audited by other independent accountants whose report dated November 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 22, 2011

35

Other Fund information
(Unaudited)
Delaware Healthcare Fund

Board Consideration of Delaware Healthcare Fund Investment Advisory Agreement

At a meeting held on August 16-17, 2011 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Healthcare Fund (Fund). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC), which included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, Management) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments

36

fund for the same class of shares in another Delaware Investments® fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper ( Performance Universe). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional health/biotechnology funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the first quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

37

Other Fund information
(Unaudited)
Delaware Healthcare Fund

Board Consideration of Delaware Healthcare Fund Investment Advisory Agreement (continued)

The expense comparisons for the Fund showed that its contractual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the contractual management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

38

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds IV (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ended September 30, 2010. During the fiscal years ended September 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

39

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

40

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	74	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

41

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

42

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	74	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	74	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	74	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	74	None
Assurant, Inc. (Insurance)
(2002–2004)

43

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

44

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	74	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	74	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

45

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

46

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	74	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	74	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

48

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	74	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	74	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	74	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	74	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

49

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

50

Annual report Delaware Smid Cap Growth Fund September 30, 2011 U.S. growth equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Smid Cap Growth Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Smid Cap Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation and
top 10 equity holdings	10
Statement of net assets	11
Statement of operations	15
Statements of changes in net assets	16
Financial highlights	18
Notes to financial statements	28
Report of independent registered
public accounting firm	41
Other Fund information	42
Board of trustees/directors and
officers addendum	46
About the organization	56

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review Delaware Smid Cap Growth Fund	October 11, 2011

Performance preview (for the year ended September 30, 2011)
Delaware Smid Cap Growth Fund (Class A shares)	1-year return	+13.57%
Russell 2500™ Growth Index (benchmark)	1-year return	+0.59%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Smid Cap Growth Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Economic concerns persist

The beginning of the Fund’s fiscal year ended Sept. 30, 2011, was defined largely by losses due to many investors’ concerns surrounding the high levels of government debt in Europe — indeed, this was one story. Ultimately, however, the first three months of the Fund’s fiscal year were most notable due to the double-digit returns by the broad market S&P 500® Index — these strong returns largely resulted from several macroeconomic developments, which included the injection of additional stimulus by the Federal Reserve, a bipartisan deal to extend the Bush-era tax cuts (which also included stimulus measures), and a continuation of slowly improving economic conditions in the United States. (Data: Bloomberg.)

Equity investors largely celebrated this double dose of stimulus, as they appeared to discern that it could provide a firmer footing under what has been a slowly improving U.S. economy. The Conference Board Leading Economic Index®, a composite average of several individual leading indicators, also showed signs of steady gains during the first three months of the fiscal year, while the 2010 holiday shopping season was the strongest recorded since 2007. However, it’s notable that amid these improvements, many employers remained reluctant to add to payrolls, and unemployment continued to hold at just under 10% at the end of 2010. (Source: Dow Jones.)

The U.S. (and global) economy continued to face a series of headwinds during the first three months of the Fund’s fiscal year. Sharp increases in food and energy prices, as well as a continued slow housing market paled in comparison, however, to the economic shock delivered by the tragic earthquake, tsunami, and subsequent nuclear crisis in Japan in March. Global political uncertainties also proved troublesome, as protests erupted across the Middle East and North Africa that resulted in the downfall of the Egyptian government, with prospect for further changes elsewhere. Nevertheless, investors generally remained resilient through this range of tumultuous events.

In the spring and summer of 2011, the financial markets responded to a clear pause in economic growth, as well as broad euro zone fears related primarily to the increasing risk of a Greek debt restructuring and possible default. Major equity indices reflected the increased level of uncertainty, generally declining through most of May and much of June. Even prices of procyclical commodities such as oil and copper showed signs of correction during this period.

1

Portfolio management review
Delaware Smid Cap Growth Fund

As the Fund’s fiscal year came to a close, this trend continued and U.S. stock market activity often largely centered on the daily news coming out of the euro zone, which was predominantly negative. For example, the Greek government teetered on the edge of default as it awaited approval on an additional expanded bailout package from the International Monetary Fund, European Union, and European Central Bank. Investors focused their attention on the high levels of sovereign debt across the developed world (and particularly in Greece), fearing that reductions in government spending could exacerbate declining economic growth. Additionally, investors kept a close eye on activity in Spain and Italy, as both countries — both major euro-zone economies — attempted to enact austerity measures aimed at staving off a potential default. These events, combined with an economic slowing across Europe, the U.S., and many emerging economies, took a significant toll on investors as stocks experienced declines through July and into early August.

For its fiscal year ended Sept. 30, 2011, Delaware Smid Cap Growth Fund (Class A shares) returned +13.57% at net asset value and +7.04% at maximum offer price (both figures reflect all distributions reinvested). The Fund outperformed its benchmark, the Russell 2500™ Growth Index, which advanced +0.59% for the same period. For the complete annualized performance of Delaware Smid Cap Growth Fund, please see the table on page 4.

Weight Watchers International was a notable contributor during the Fund’s fiscal year. We believe the company’s product offerings fit in well with a growing consciousness of weight management, generally, and are encouraged by the company’s shift to a favorable revenue mix that includes more online customers and male customers. We have been encouraged in recent years to see its mix of customers broaden beyond physical meetings and into more online and royalty revenues, which tend to be more recurring and at higher margins.

Polycom, one of the two dominant players in videoconferencing systems for corporate customers, also contributed to Fund performance. Given the convergence of technological innovation (which is improving the end-user experience) and an increased focus by technology managers, the company has benefited from strong secular growth as more companies look to use the growing technology. We are likewise impressed with the company’s direct sales efforts with end customers. The company recently opened another distribution channel through a strategic partnership with a large systems integrator.

Strayer Education lagged during the Fund’s fiscal year. The stock continued to suffer, along with the rest of the for-profit education industry, because of increased scrutiny on federal loans that finance most student education. While this regulatory overhang has resulted in stock volatility in recent periods, we believe this industry should emerge from the controversy as a leaner, more transparent industry — potentially with stronger and more profitable survivors. We believe Strayer is positioned better than most in the industry and should benefit disproportionately from improving industry dynamics.

Finally, SBA Communications also detracted from Fund performance during the fiscal year. In late March 2011, a merger announcement of two large carriers created

2

uncertainties surrounding the pace and trajectory of carrier spending on wireless bandwidth. While it’s possible that plans for bandwidth infrastructure spending could be delayed or altered, we firmly believe that carriers are merely trying to catch up to a growing supply-demand imbalance and will ultimately need to build enough bandwidth to satisfy the needs of wireless growth. We believe the explosive growth of smartphones and tablets should only exacerbate demand. In our view, wireless tower infrastructure participants such as SBA Communications are in a unique position to potentially benefit if the bandwidth expansion occurs at the rapid pace we anticipate.

It’s important to note that, regardless of the economic outcome, we remain consistent in our long-term investment philosophy: We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

3

Performance summary Delaware Smid Cap Growth Fund	September 30, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through September 30, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. March 27, 1986)
Excluding sales charge	+13.57%	+6.04%	+7.79%	n/a
Including sales charge	+7.04%	+4.79%	+7.15%	n/a
Class B (Est. Sept. 6, 1994)
Excluding sales charge	+12.82%	+5.34%	+7.19%	n/a
Including sales charge	+8.82%	+5.03%	+7.19%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+12.77%	+5.25%	+7.01%	n/a
Including sales charge	+11.77%	+5.25%	+7.01%	n/a
Class R (Est. June 2, 2003)
Excluding sales charge	+13.29%	+5.81%	n/a	+8.37%
Including sales charge	+13.29%	+5.81%	n/a	+8.37%
Institutional Class (Est. Nov. 9, 1992)
Excluding sales charge	+13.90%	+6.35%	+8.11%	n/a
Including sales charge	+13.90%	+6.35%	+8.11%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% of average daily net assets on all shares acquired prior to June 1, 1992, and 0.30% of average daily net assets on all shares acquired on or after June 1, 1992. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

4

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Jan. 28, 2011, through Jan. 30, 2012.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 1.12% of the Fund’s average daily net assets from Jan. 28, 2011, through Jan. 30, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.50%	2.20%	2.20%	1.80%	1.20%
(without fee waivers)
Net expenses	1.42%	2.12%	2.12%	1.62%	1.12%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

5

Performance summary
Delaware Smid Cap Growth Fund

Performance of a $10,000 investment1
Average annual total returns from Sept. 30, 2001, through Sept. 30, 2011

For period beginning Sept. 30, 2001, through Sept. 30, 2011	Starting value	Ending value
Delaware Smid Cap Growth Fund — Class A shares	$9,425	$19,953
Russell 2500 Growth Index	$10,000	$18,460

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 30, 2001, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 2500 Growth Index as of Sept. 30, 2001. The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 Index, which is mentioned on page 1, measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DFCIX	245906102
Class B	DFBIX	245906300
Class C	DEEVX	245906409
Class R	DFRIX	245906508
Institutional Class	DFDIX	245906201

6

Disclosure of Fund expenses
For the six-month period from April 1, 2011 to September 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2011 to September 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio(s) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Smid Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/11	9/30/11	Expense Ratio	4/1/11 to 9/30/11*
Actual Fund return
Class A	$1,000.00	$867.70	1.31%	$6.13
Class B	1,000.00	864.60	2.01%	9.40
Class C	1,000.00	864.70	2.01%	9.40
Class R	1,000.00	866.80	1.51%	7.07
Institutional Class	1,000.00	869.00	1.01%	4.73
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.50	1.31%	$6.63
Class B	1,000.00	1,014.99	2.01%	10.15
Class C	1,000.00	1,014.99	2.01%	10.15
Class R	1,000.00	1,017.50	1.51%	7.64
Institutional Class	1,000.00	1,020.00	1.01%	5.11

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Security type/sector allocation and top 10 equity holdings
Delaware Smid Cap Growth Fund	As of September 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	94.20%
Consumer Discretionary	23.46%
Consumer Staples	3.95%
Energy	4.42%
Financial Services	14.65%
Healthcare	14.30%
Producer Durables	6.92%
Technology	21.92%
Utilities	4.58%
Short-Term Investments	5.28%
Securities Lending Collateral	21.01%
Total Value of Securities	120.49%
Obligation to Return Securities Lending Collateral	(21.17%)
Receivables and Other Assets Net of Other Liabilities	0.68%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Weight Watchers International	5.73%
Perrigo	5.23%
SBA Communications Class A	4.63%
j2 Global Communications	4.58%
Core Laboratories	4.42%
Techne	4.40%
IntercontinentalExchange	4.24%
Teradata	4.05%
Peet’s Coffee & Tea	3.95%
Affiliated Managers Group	3.88%

Statement of net assets
Delaware Smid Cap Growth Fund	September 30, 2011

		Number of shares	Value
Common Stock – 94.20%
Consumer Discretionary – 23.46%
†*	DineEquity	760,300	$29,263,947
*	Fastenal	920,100	30,620,928
*	Gentex	842,700	20,266,935
†*	Interval Leisure Group	1,098,172	14,627,651
†*	ITT Educational Services	312,700	18,005,266
*	Ritchie Bros. Auctioneers	877,200	17,710,668
*	Strayer Education	415,000	31,818,050
*	Weight Watchers International	900,991	52,482,726
			214,796,171
Consumer Staples – 3.95%
†*	Peet’s Coffee & Tea	650,361	36,186,086
			36,186,086
Energy – 4.42%
*	Core Laboratories	450,764	40,492,130
			40,492,130
Financial Services – 14.65%
†	Affiliated Managers Group	454,900	35,504,945
*	Heartland Payment Systems	1,479,354	29,172,861
†	IntercontinentalExchange	328,400	38,836,584
†*	MSCI Class A	1,011,426	30,676,551
			134,190,941
Healthcare – 14.30%
†*	ABIOMED	1,319,196	14,550,732
†*	athenahealth	473,241	28,181,502
*	Perrigo	493,150	47,889,796
*	Techne	592,500	40,295,925
			130,917,955
Producer Durables – 6.92%
*	Expeditors International of Washington	770,600	31,247,830
*	Graco	940,749	32,117,171
			63,365,001

Statement of net assets
Delaware Smid Cap Growth Fund

	Number of shares	Value
Common Stock (continued)
Technology – 21.92%
* Blackbaud	1,357,551	$30,232,661
† Polycom	1,447,976	26,599,319
†* SBA Communications Class A	1,230,600	42,431,088
†* Teradata	693,000	37,096,290
† VeriFone Systems	979,500	34,302,090
* VeriSign	1,048,800	30,006,168
		200,667,616
Utilities – 4.58%
* j2 Global Communications	1,557,677	41,901,511
		41,901,511
Total Common Stock (cost $760,314,634)		862,517,411

	Principal amount
Short-Term Investments – 5.28%
≠Discount Notes – 2.24%
Federal Home Loan Bank
0.001% 10/3/11	$2,531,181	2,531,181
0.01% 12/23/11	2,260,762	2,260,710
0.03% 11/30/11	15,607,187	15,606,936
0.04% 11/2/11	22,226	22,226
Freddie Mac 0.05% 11/2/11	73,632	73,631
		20,494,684
Repurchase Agreements – 3.04%
BNP Paribas 0.02%, dated 9/30/11,
to be repurchased on 10/3/11,
repurchase price $27,824,893
(collateralized by U.S. government obligations
0.625% 7/15/14, market value $28,381,347)	27,824,847	27,824,847
		27,824,847
Total Short-Term Investments (cost $48,319,700)		48,319,531

Total Value of Securities Before Securities
Lending Collateral – 99.48% (cost $808,634,334)		910,836,942

	Number of shares	Value
Securities Lending Collateral** – 21.01%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	887,441	$852,831
Delaware Investments Collateral Fund No. 1	191,567,730	191,567,730
@†Mellon GSL Reinvestment Trust II	1,427,165	0
Total Securities Lending Collateral
(cost $193,882,336)		192,420,561

Total Value of Securities – 120.49%
(cost $1,002,516,670)		1,103,257,503	©
Obligation to Return Securities
Lending Collateral** – (21.17%)		(193,882,336)
Receivables and Other Assets
Net of Other Liabilities – 0.68%		6,247,326
Net Assets Applicable to 43,260,218
Shares Outstanding – 100.00%		$915,622,493

Net Asset Value – Delaware Smid Cap Growth Fund
Class A ($706,442,349 / 33,361,123 Shares)		$21.18
Net Asset Value – Delaware Smid Cap Growth Fund
Class B ($9,956,159 / 597,373 Shares)		$16.67
Net Asset Value – Delaware Smid Cap Growth Fund
Class C ($59,512,974 / 3,450,221 Shares)		$17.25
Net Asset Value – Delaware Smid Cap Growth Fund
Class R ($4,736,620 / 228,815 Shares)		$20.70
Net Asset Value – Delaware Smid Cap Growth Fund
Institutional Class ($134,974,391 / 5,622,686 Shares)		$24.01

Statement of net assets
Delaware Smid Cap Growth Fund

Components of Net Assets at September 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$777,011,477
Accumulated net realized gain on investments	37,870,183
Net unrealized appreciation of investments	100,740,833
Total net assets	$915,622,493

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
@	Illiquid security. At September 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $187,587,998 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Smid Cap Growth Fund
Net asset value Class A (A)	$21.18
Sales charge (5.75% of offering price) (B)	1.29
Offering price	$22.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Smid Cap Growth Fund	Year Ended September 30, 2011

Investment Income:
Dividends	$16,716,722
Securities lending income	1,108,788
Interest	14,475
Foreign tax withheld	(101,831)	$17,738,154

Expenses:
Management fees	6,440,849
Distribution expense – Class A	2,112,422
Distribution expense – Class B	143,219
Distribution expense – Class C	549,722
Distribution expense – Class R	25,024
Dividend disbursing and transfer agent fees and expenses	1,634,232
Accounting and administration expenses	347,924
Reports and statements to shareholders	209,871
Registration fees	134,819
Legal fees	131,982
Trustees’ fees	46,121
Audit and tax	22,044
Dues and services	20,762
Custodian fees	17,995
Insurance fees	14,607
Consulting fees	10,779
Trustees’ expenses	3,871
Pricing fees	2,702	11,868,945
Less waived distribution expenses – Class R		(4,170)
Less expense paid indirectly		(1,703)
Total operating expenses		11,863,072
Net Investment Income		5,875,082

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		51,756,935
Net change in unrealized appreciation/depreciation of investments		12,184,050
Net Realized and Unrealized Gain on Investments		63,940,985

Net Increase in Net Assets Resulting from Operations		$69,816,067

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Smid Cap Growth Fund

	Year Ended
	9/30/11	9/30/10
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,875,082	$(1,434,290)
Net realized gain on investments	51,756,935	76,973,439
Net change in unrealized
appreciation/depreciation of investments	12,184,050	(14,578,927)
Net increase in net assets resulting from operations	69,816,067	60,960,222

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,292,738)	—
Class B	(91,503)	—
Class C	(283,227)	—
Class R	(28,282)	—
Institutional Class	(781,713)	—

Net realized gain on investments:
Class A	(27,689,857)	—
Class B	(875,491)	—
Class C	(2,494,268)	—
Class R	(156,511)	—
Institutional Class	(2,666,948)	—
	(41,360,538)	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	221,148,702	18,394,188
Class B	320,888	70,331
Class C	24,153,643	785,532
Class R	4,065,346	390,045
Institutional Class	118,773,572	33,040,631

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	32,240,961	—
Class B	926,848	—
Class C	2,654,947	—
Class R	184,789	—
Institutional Class	2,950,042	—

	Year Ended
	9/30/11	9/30/10
Capital Share Transactions (continued):
Net assets from merger*
Class A	$332,752,015	$—
Class B	11,688,184	—
Class C	37,930,093	—
Class R	2,263,649	—
Institutional Class	21,241,986	—
	813,295,665	52,680,727

Cost of shares repurchased:
Class A	(167,464,754)	(43,641,515)
Class B	(7,791,162)	(1,532,354)
Class C	(12,207,681)	(1,288,222)
Class R	(2,771,753)	(486,010)
Institutional Class	(39,698,112)	(4,436,373)
	(229,933,462)	(51,384,474)
Increase in net assets derived from capital share transactions	583,362,203	1,296,253
Net Increase in Net Assets	611,817,732	62,256,475

Net Assets:
Beginning of year	303,804,761	241,548,286
End of year (there was no undistributed
net investment income at either year end)	$915,622,493	$303,804,761

*See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
9/30/11	9/30/10		9/30/09	9/30/08	9/30/07
$19.650	$15.560		$17.860	$26.290	$22.870

0.158	(0.094)		(0.078)	(0.125)	(0.167)
2.515	4.184		(0.530)	(5.553)	5.191
2.673	4.090		(0.608)	(5.678)	5.024

(0.205)	—		—	—	—
(0.938)	—		(1.692)	(2.752)	(1.604)
(1.143)	—		(1.692)	(2.752)	(1.604)

$21.180	$19.650		$15.560	$17.860	$26.290

13.57%	26.29%		0.06%	(24.03% )	22.96%

$706,442	$256,981		$226,575	$261,003	$638,106
1.32%	1.50%		1.44%	1.42%	1.43%

1.32%	1.53%		1.76%	1.52%	1.47%
0.68%	(0.54%	)	(0.61% )	(0.58% )	(0.69% )

0.68%	(0.57%	)	(0.93% )	(0.68% )	(0.73% )
21%	139%		106%	101%	86%

Financial highlights
Delaware Smid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
9/30/11	9/30/10		9/30/09	9/30/08	9/30/07
$15.700	$12.520		$14.880	$22.510	$19.940

(0.003)	(0.171)		(0.143)	(0.241)	(0.303)
2.013	3.351		(0.525)	(4.637)	4.477
2.010	3.180		(0.668)	(4.878)	4.174

(0.102)	—		—	—	—
(0.938)	—		(1.692)	(2.752)	(1.604)
(1.040)	—		(1.692)	(2.752)	(1.604)

$16.670	$15.700		$12.520	$14.880	$22.510

12.82%	25.40%		(0.40% )	(24.56% )	22.09%

$9,956	$3,394		$4,007	$6,800	$13,877
2.02%	2.20%		2.14%	2.12%	2.13%

2.02%	2.23%		2.46%	2.22%	2.17%
(0.02% )	(1.24%	)	(1.31% )	(1.28% )	(1.39% )

(0.02% )	(1.27%	)	(1.63% )	(1.38% )	(1.43% )
21%	139%		106%	101%	86%

Financial highlights
Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
9/30/11	9/30/10		9/30/09	9/30/08	9/30/07
$16.210	$12.930		$15.350	$23.130	$20.440

(0.003)	(0.177)		(0.147)	(0.246)	(0.309)
2.083	3.457		(0.581)	(4.782)	4.603
2.080	3.280		(0.728)	(5.028)	4.294

(0.102)	—		—	—	—
(0.938)	—		(1.692)	(2.752)	(1.604)
(1.040)	—		(1.692)	(2.752)	(1.604)

$17.250	$16.210		$12.930	$15.350	$23.130

12.77%	25.37%		(0.79% )	(24.55% )	22.07%

$59,513	$6,329		$5,534	$6,445	$8,787
2.02%	2.20%		2.14%	2.12%	2.13%

2.02%	2.23%		2.46%	2.22%	2.17%
(0.02% )	(1.24%	)	(1.31% )	(1.28% )	(1.39% )

(0.02% )	(1.27%	)	(1.63% )	(1.38% )	(1.43% )
21%	139%		106%	101%	86%

Financial highlights
Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
9/30/11	9/30/10		9/30/09	9/30/08	9/30/07
$19.240	$15.270		$17.590	$25.990	$22.680

0.109	(0.125)		(0.103)	(0.166)	(0.212)
2.455	4.095		(0.525)	(5.482)	5.126
2.564	3.970		(0.628)	(5.648)	4.914

(0.166)	—		—	—	—
(0.938)	—		(1.692)	(2.752)	(1.604)
(1.104)	—		(1.692)	(2.752)	(1.604)

$20.700	$19.240		$15.270	$17.590	$25.990

13.29%	26.00%		(0.12% )	(24.16% )	22.66%

$4,737	$889		$783	$601	$780
1.52%	1.70%		1.64%	1.62%	1.63%

1.62%	1.83%		2.06%	1.82%	1.77%
0.48%	(0.74%	)	(0.81% )	(0.78% )	(0.89% )

0.38%	(0.87%	)	(1.23% )	(0.98% )	(1.03% )
21%	139%		106%	101%	86%

Financial highlights
Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
9/30/11	9/30/10		9/30/09	9/30/08	9/30/07
$22.130	$17.470		$19.710	$28.650	$24.730

0.257	(0.049)		(0.039)	(0.060)	(0.094)
2.824	4.709		(0.509)	(6.128)	5.618
3.081	4.660		(0.548)	(6.188)	5.524

(0.263)	—		—	—	—
(0.938)	—		(1.692)	(2.752)	(1.604)
(1.201)	—		(1.692)	(2.752)	(1.604)

$24.010	$22.130		$17.470	$19.710	$28.650

13.90%	26.67%		0.39%	(23.81% )	23.28%

$134,974	$36,212		$4,649	$4,697	$6,927
1.02%	1.20%		1.14%	1.12%	1.13%

1.02%	1.23%		1.46%	1.22%	1.17%
0.98%	(0.24%	)	(0.31% )	(0.28% )	(0.39% )

0.98%	(0.27%	)	(0.63% )	(0.38% )	(0.43% )
21%	139%		106%	101%	86%

Notes to financial statements
Delaware Smid Cap Growth Fund	September 30, 2011

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Fund (formerly, Delaware Macquarie Global Real Estate Fund), Delaware Healthcare Fund, and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to the Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008 – September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on September 30, 2011.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding

Notes to financial statements
Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $745 for the year ended September 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended September 30, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended September 30, 2011, the Fund earned $ 1,703 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

Effective January 28, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) do not exceed 1.12% of average daily net assets of the Fund through January 30, 2012. Prior to January 28, 2011, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) did not exceed 1.22% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended September 30, 2011, the Fund was charged $43,794 for these services.

DSC also provides dividend disbursing and transfer agency services. Prior to July 18, 2011, the Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Effective July 18, 2011, The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through January 30, 2012 for Class R shares’ 12b-1 fees to no more than 0.50% of average daily net assets.

In connection with the merger of Delaware Trend Fund, effective October 11, 2010, the Fund assumed the blended rate 12b-1 fee for the Class A shares that Trend Fund had in place. The total 12b-1 fees to be paid by Class A shareholders of the Fund is the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

At September 30, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$566,358
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	25,601
Distribution fees payable to DDLP	243,652
Other expenses payable to DMC and affiliates*	16,549

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended September 30, 2011, the Fund was charged $18,263 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended September 30, 2011, DDLP earned $94,821 for commissions on sales of the Fund’s Class A shares. For the year ended September 30, 2011, DDLP received gross CDSC commissions of $0, $37 and $861 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended September 30, 2011, the Fund made purchases of $269,908,975 and sales of $171,046,288 of investment securities other than short-term investments.

At September 30, 2011, the cost of investments for federal income tax purposes was $1,004,058,283. At September 30, 2011, the net unrealized appreciation was $99,199,220, of which $147,684,787 related to unrealized appreciation of investments and $48,485,567 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$862,517,411	$—	$—	$862,517,411
Short-Term Investments	27,824,847	20,494,684	—	48,319,531
Securities Lending Collateral	—	192,420,561	—	192,420,561
Total	$890,342,258	$212,915,245	$—	$1,103,257,503

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 9/30/10	$32,448
Sales	(76,066)
Purchases*	875,601
Net change in unrealized appreciation/depreciation	(831,983)
Balance as of 9/30/11	$—

Net change in unrealized appreciation/depreciation
from investments still held as of 9/30/11	$(73,784)

*Securities were received as part of the Fund merger with Delaware® Trend Fund. See Note 7.

During the year ended September 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

Notes to financial statements
Delaware Smid Cap Growth Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the year ended September 30, 2010. The tax character of dividends and distributions paid during the year ended September 30, 2011 was as follows:

Year ended
9/30/11
Ordinary income	$31,751,905
Long-term capital gain	9,608,633
Total	$41,360,538

5. Components of Net Assets on a Tax Basis

As of September 30, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$777,011,477
Undistributed ordinary income	19,201,934
Undistributed long-term capital gains	20,209,863
Unrealized appreciation of investments	99,199,219
Net assets	$915,622,493

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended September 30, 2011, the Fund recorded the following reclassifications.

Paid In capital	$1,434,290
Undistributed net investment income	1,602,381
Accumulated net realized gain	(3,036,671)

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	9/30/11	9/30/10
Shares sold:
Class A	9,304,746	1,038,359
Class B	18,238	5,004
Class C	1,240,934	53,431
Class R	178,439	23,537
Institutional Class	4,453,317	1,598,243

Shares issued upon reinvestment of dividends and distributions:
Class A	1,502,346	—
Class B	54,809	—
Class C	151,678	—
Class R	8,809	—
Institutional Class	121,363	—

Shares from merger:*
Class A	16,799,718	—
Class B	739,010	—
Class C	2,321,303	—
Class R	116,719	—
Institutional Class	952,128	—
	37,963,557	2,718,574

Shares repurchased:
Class A	(7,322,632)	(2,520,501)
Class B	(430,952)	(108,849)
Class C	(654,022)	(91,100)
Class R	(121,344)	(28,655)
Institutional Class	(1,540,170)	(228,227)
	(10,069,120)	(2,977,332)
Net increase (decrease)	27,894,437	(258,758)

*See Note 7.

For the years ended September 30, 2011 and 2010, 246,764 Class B shares were converted to 194,571 Class A shares valued at $4,480,797 and 67,146 Class B shares were converted to 53,784 Class A shares valued at $957,091, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Smid Cap Growth Fund

7. Fund Merger

On October 11, 2010, the Fund acquired all of the assets of the Delaware Trend Fund (Acquired Fund), an open-end investment company, in exchange for the shares of the Fund (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization, shown as in the following table:

	Acquiring	Acquired
	Fund	Fund
	Shares	Shares	Value
Class A	16,799,718	20,273,559	$332,752,015
Class B	739,010	878,979	11,688,184
Class C	2,321,303	2,770,976	37,930,093
Class R	116,719	141,203	2,263,649
Institutional Class	952,128	1,182,789	21,241,986

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of the Acquired Fund as of the close of business on October 8, 2010, were as follows:

Net assets	$405,875,927
Accumulated net realized loss	(271,403)
Net unrealized appreciation	54,615,730

The net assets of the Acquiring Fund before the acquisition were $306,191,952. The net assets of the Acquiring Fund immediately following the acquisition were $712,067,879.

Assuming that the acquisition had been completed on October 1, 2010, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended September 30, 2011, are as follows:

Net investment income	$5,838,525
Net realized gain on investments	51,756,958
Change in unrealized appreciation	15,441,882
Net increase in net assets resulting from operations	73,037,365

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since October 11, 2010.

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

On November 16, 2010, the Fund, along with the other Participants, entered into an amendment to the agreement for a $50,000,000 revolving line of credit. Effective as of August 1, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $100,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of September 30, 2011, or at any time during the year then ended.

On November 15, 2011, the Fund, along with the other Participants, will enter into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner. The agreement expires on November 13, 2012.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective

Notes to financial statements
Delaware Smid Cap Growth Fund

9. Securities Lending (continued)

Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2011, the value of securities on loan was $187,587,998, for which the Fund received collateral, comprised of non-cash collateral valued at $3,297,221, and cash collateral of $193,882,336. At September 30, 2011, the value of invested collateral was $192,420,561. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to September 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

13. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Notes to financial statements
Delaware Smid Cap Growth Fund

13. Tax Information (Unaudited) (continued)

For the fiscal year ended September 30, 2011, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	23.23%
(B) Ordinary Income Distributions* (Tax Basis)	76.77%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends[1]	16.90%

(A) and (B) are based on a percentage of the Fund’s total distributions.
(C) is based on a percentage of the Fund’s ordinary income distributions.
1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* For the fiscal year ended September 30, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $5,336,458 to be taxed at maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

For the fiscal year ended September 30, 2011, certain interest income paid by the Fund, determined to be Qualified Interest Income and Short-Term Capital Gains, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended September 30, 2011, the Fund designated maximum distributions of Qualified Interest Income of $11,058.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Equity Funds IV
and the Shareholders of Delaware Smid Cap Growth Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Smid Cap Growth Fund (one of the series constituting Delaware Group Equity Funds IV, hereafter referred to as the “Fund”) at September 30, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended September 30, 2009 were audited by other independent accountants whose report dated November 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 22, 2011

Other Fund information
(Unaudited)
Delaware Smid Cap Growth Fund

Board Consideration of Delaware Smid Cap Growth Fund Investment Advisory Agreement

At a meeting held on August 16-17, 2011 (Annual Meeting), the Board of Trustees (the Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Smid Cap Growth Fund (Fund). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC), which included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, Management) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Fund. The Board once again noted the benefits provided to

Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the Performance Universe). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds as selected by Lipper. The Lipper comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the first quartile and the Fund’s total return for the ten-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the Expense Group). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service

Other Fund information
(Unaudited)
Delaware Smid Cap Growth Fund

Board Consideration of Delaware Smid Cap Growth Fund Investment Advisory Agreement (continued)

fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through January 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds IV (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2010. During the fiscal years ended September 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts’ financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	74	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	74	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	74	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	74	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	74	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	74	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	74	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	74	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	74	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003–2008)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	74	None3
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	74	None3
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	74	None3
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	74	None3
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     John A. Fry
     Ann R. Leven
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $62,600 for the fiscal year ended September 30, 2011.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $38,900 for the fiscal year ended September 30, 2010.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2011.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended September 30, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures, reporting up and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended September 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $0 for the fiscal year ended September 30, 2011.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2011.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $7,050 for the fiscal year ended September 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended September 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax services.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September 30, 2011.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended September 30, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management’s assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2010.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters Fs	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $0 and $0 for the registrant’s fiscal years ended September 30, 2011 and September 30, 2010, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds IV

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 30, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 30, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 30, 2011